Accrued Expenses and Other Payables (Tables)	12 Months Ended
Mar. 31, 2021
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Payables

Accrued expenses and other payables consist of the following as of March 31, 2021 and 2020:

	2021	2020
Accrued wages and welfare	82,548	61,776
Accrued expenses	55,000	5,753
Other tax payable	28,242	25,206
Rental payable	29,741	24,972
Customers’ deposits	150,993	-
Other payables	335,460	113,210
	$681,984	$230,917